Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade payables	$ 88,808	$ 77,461
Royalties payable	20,886	24,113
Other accounts payable and accrued liabilities	111,282	107,207
Payroll and related benefits	66,608	64,968
Other taxes payable	8,508	12,006
Other tax payables	11,962	20,332
Total accounts payable and accrued liabilities	$ 308,054	$ 306,087